Deferred Revenue (Details) - Schedule of deferred revenue	12 Months Ended
	Mar. 31, 2023 HKD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 HKD ($)
Schedule Of Deferred Revenue [Abstract]
Payments received from our clients in advance of performance obligations	$ 270,239	$ 34,426	$ 248,809
Beginning balance	248,809	31,696	259,737
Decrease in deferred revenue included in the beginning balance as a result of recognition of revenue during current year	(244,484)	(31,145)	(250,814)
Increase in deferred revenue as result of cash collected in current year in advance of satisfaction of performance obligations	265,914	33,875	239,886
Ending balance	$ 270,239	$ 34,426	$ 248,809